Loans, Impaired Loans, and Allowance For Credit Losses - Summary of Gross Carrying Amounts of Loans and Credit Risk Exposures on Loan Commitments and Financial Guarantee Contracts by Internal Risk Ratings (Detail) - CAD ($)
$ in Millions
	Jul. 31, 2020	Oct. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Total loans	$ 746,027	$ 704,673
Allowance for loan losses	8,133	4,447
Loans, net of allowance	737,894	700,226
Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	246,137	235,640
Allowance for loan losses	312	110
Loans, net of allowance	245,825	235,530
Residential mortgages [member] | Low risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	161,635	181,825
Residential mortgages [member] | Normal risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	69,552	44,236
Residential mortgages [member] | Medium risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	9,097	6,250
Residential mortgages [member] | High risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	5,170	2,784
Residential mortgages [member] | Default [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	683	545
Consumer instalment and other personal [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	182,394	180,334
Allowance for loan losses	2,081	1,249
Loans, net of allowance	180,313	179,085
Consumer instalment and other personal [member] | Low risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	64,002	93,554
Consumer instalment and other personal [member] | Normal risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	67,424	47,851
Consumer instalment and other personal [member] | Medium risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	31,788	28,455
Consumer instalment and other personal [member] | High risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	18,685	10,024
Consumer instalment and other personal [member] | Default [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	495	450
Credit card [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	32,640	36,564
Allowance for loan losses	2,530	1,575
Loans, net of allowance	30,110	34,989
Credit card [member] | Low risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	3,452	7,236
Credit card [member] | Normal risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	6,413	10,889
Credit card [member] | Medium risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	11,203	11,493
Credit card [member] | High risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	11,442	6,823
Credit card [member] | Default [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	130	123
Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	284,856	252,135
Allowance for loan losses	3,210	1,513
Loans, net of allowance	281,646	250,622
Business and government [member] | Default [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	1,470	730
Business and government [member] | Investment grade or low/normal risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	138,866	121,093
Business and government [member] | Non investment grade or medium risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	132,311	124,554
Business and government [member] | Watch and classified or high risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	12,209	5,758
Off-balance sheet credit risks [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	600,932	562,344
Allowance for off-balance sheet credit instruments	1,087	585
Total off-balance sheet credit instruments, net of allowance	599,845	561,759
Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	679,488	681,701
Allowance for loan losses	2,841	2,122
Loans, net of allowance	676,647	679,579
Stage 1 [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	222,087	232,517
Allowance for loan losses	34	28
Loans, net of allowance	222,053	232,489
Stage 1 [member] | Residential mortgages [member] | Low risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	161,538	181,748
Stage 1 [member] | Residential mortgages [member] | Normal risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	60,549	43,988
Stage 1 [member] | Residential mortgages [member] | Medium risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans		5,817
Stage 1 [member] | Residential mortgages [member] | High risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans		964
Stage 1 [member] | Consumer instalment and other personal [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	169,423	174,026
Allowance for loan losses	745	690
Loans, net of allowance	168,678	173,336
Stage 1 [member] | Consumer instalment and other personal [member] | Low risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	63,481	92,601
Stage 1 [member] | Consumer instalment and other personal [member] | Normal risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	65,720	46,878
Stage 1 [member] | Consumer instalment and other personal [member] | Medium risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	29,838	27,576
Stage 1 [member] | Consumer instalment and other personal [member] | High risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	10,384	6,971
Stage 1 [member] | Credit card [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	26,166	34,011
Allowance for loan losses	844	732
Loans, net of allowance	25,322	33,279
Stage 1 [member] | Credit card [member] | Low risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	3,364	7,188
Stage 1 [member] | Credit card [member] | Normal risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	6,271	10,807
Stage 1 [member] | Credit card [member] | Medium risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	10,571	11,218
Stage 1 [member] | Credit card [member] | High risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	5,960	4,798
Stage 1 [member] | Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	261,812	241,147
Allowance for loan losses	1,218	672
Loans, net of allowance	260,594	240,475
Stage 1 [member] | Business and government [member] | Investment grade or low/normal risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	138,131	120,940
Stage 1 [member] | Business and government [member] | Non investment grade or medium risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	122,732	119,256
Stage 1 [member] | Business and government [member] | Watch and classified or high risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	949	951
Stage 1 [member] | Off-balance sheet credit risks [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	584,652	554,280
Allowance for off-balance sheet credit instruments	459	293
Total off-balance sheet credit instruments, net of allowance	584,193	553,987
Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	62,465	19,627
Allowance for loan losses	4,070	1,579
Loans, net of allowance	58,395	18,048
Stage 2 [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	23,060	2,212
Allowance for loan losses	207	26
Loans, net of allowance	22,853	2,186
Stage 2 [member] | Residential mortgages [member] | Low risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	97	77
Stage 2 [member] | Residential mortgages [member] | Normal risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	9,003	248
Stage 2 [member] | Residential mortgages [member] | Medium risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	9,097	433
Stage 2 [member] | Residential mortgages [member] | High risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	4,863	1,454
Stage 2 [member] | Consumer instalment and other personal [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	11,872	5,240
Allowance for loan losses	1,104	384
Loans, net of allowance	10,768	4,856
Stage 2 [member] | Consumer instalment and other personal [member] | Low risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	521	953
Stage 2 [member] | Consumer instalment and other personal [member] | Normal risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	1,704	973
Stage 2 [member] | Consumer instalment and other personal [member] | Medium risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	1,950	879
Stage 2 [member] | Consumer instalment and other personal [member] | High risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	7,697	2,435
Stage 2 [member] | Credit card [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	6,058	2,075
Allowance for loan losses	1,353	521
Loans, net of allowance	4,705	1,554
Stage 2 [member] | Credit card [member] | Low risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	88	48
Stage 2 [member] | Credit card [member] | Normal risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	142	82
Stage 2 [member] | Credit card [member] | Medium risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	632	275
Stage 2 [member] | Credit card [member] | High risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	5,196	1,670
Stage 2 [member] | Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	21,475	10,100
Allowance for loan losses	1,406	648
Loans, net of allowance	20,069	9,452
Stage 2 [member] | Business and government [member] | Investment grade or low/normal risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	735	153
Stage 2 [member] | Business and government [member] | Non investment grade or medium risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	9,579	5,298
Stage 2 [member] | Business and government [member] | Watch and classified or high risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	11,161	4,649
Stage 2 [member] | Off-balance sheet credit risks [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	16,039	7,956
Allowance for off-balance sheet credit instruments	592	277
Total off-balance sheet credit instruments, net of allowance	15,447	7,679
Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	4,074	3,345
Allowance for loan losses	1,222	746
Loans, net of allowance	2,852	2,599
Stage 3 [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	990	911
Allowance for loan losses	71	56
Loans, net of allowance	919	855
Stage 3 [member] | Residential mortgages [member] | High risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	307	366
Stage 3 [member] | Residential mortgages [member] | Default [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	683	545
Stage 3 [member] | Consumer instalment and other personal [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	1,099	1,068
Allowance for loan losses	232	175
Loans, net of allowance	867	893
Stage 3 [member] | Consumer instalment and other personal [member] | High risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	604	618
Stage 3 [member] | Consumer instalment and other personal [member] | Default [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	495	450
Stage 3 [member] | Credit card [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	416	478
Allowance for loan losses	333	322
Loans, net of allowance	83	156
Stage 3 [member] | Credit card [member] | High risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	286	355
Stage 3 [member] | Credit card [member] | Default [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	130	123
Stage 3 [member] | Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	1,569	888
Allowance for loan losses	586	193
Loans, net of allowance	983	695
Stage 3 [member] | Business and government [member] | Default [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	1,470	730
Stage 3 [member] | Business and government [member] | Watch and classified or high risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	99	158
Stage 3 [member] | Off-balance sheet credit risks [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	241	108
Allowance for off-balance sheet credit instruments	36	15
Total off-balance sheet credit instruments, net of allowance	205	93
Retail exposures [member] | Off-balance sheet credit risks [member] | Low risk [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	193,637	228,489
Retail exposures [member] | Off-balance sheet credit risks [member] | Normal risk [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	81,228	67,815
Retail exposures [member] | Off-balance sheet credit risks [member] | Medium risk [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	42,831	13,481
Retail exposures [member] | Off-balance sheet credit risks [member] | High risk [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	7,224	2,723
Retail exposures [member] | Stage 1 [member] | Off-balance sheet credit risks [member] | Low risk [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	192,604	227,757
Retail exposures [member] | Stage 1 [member] | Off-balance sheet credit risks [member] | Normal risk [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	79,664	67,245
Retail exposures [member] | Stage 1 [member] | Off-balance sheet credit risks [member] | Medium risk [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	41,863	13,204
Retail exposures [member] | Stage 1 [member] | Off-balance sheet credit risks [member] | High risk [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	4,962	1,869
Retail exposures [member] | Stage 2 [member] | Off-balance sheet credit risks [member] | Low risk [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	1,033	732
Retail exposures [member] | Stage 2 [member] | Off-balance sheet credit risks [member] | Normal risk [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	1,564	570
Retail exposures [member] | Stage 2 [member] | Off-balance sheet credit risks [member] | Medium risk [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	968	277
Retail exposures [member] | Stage 2 [member] | Off-balance sheet credit risks [member] | High risk [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	2,262	854
Non retail exposures [member] | Off-balance sheet credit risks [member] | Default [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	241	108
Non retail exposures [member] | Off-balance sheet credit risks [member] | Investment grade [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	191,011	179,650
Non retail exposures [member] | Off-balance sheet credit risks [member] | Non investment grade [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	81,418	67,950
Non retail exposures [member] | Off-balance sheet credit risks [member] | Watch and classified [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	3,342	2,128
Non retail exposures [member] | Stage 1 [member] | Off-balance sheet credit risks [member] | Investment grade [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	191,011	179,650
Non retail exposures [member] | Stage 1 [member] | Off-balance sheet credit risks [member] | Non investment grade [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	74,532	64,553
Non retail exposures [member] | Stage 1 [member] | Off-balance sheet credit risks [member] | Watch and classified [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	16	2
Non retail exposures [member] | Stage 2 [member] | Off-balance sheet credit risks [member] | Non investment grade [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	6,886	3,397
Non retail exposures [member] | Stage 2 [member] | Off-balance sheet credit risks [member] | Watch and classified [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	3,326	2,126
Non retail exposures [member] | Stage 3 [member] | Off-balance sheet credit risks [member] | Default [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	$ 241	$ 108